UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Glacier Bay Capital LLC*

Address:  402 West Broadway
          24th Floor
          San Diego, California 92101

13F File Number: 028-12822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joshua N. Solan
Title:    Managing Member
Phone:    (619) 744-7345

Signature, Place and Date of Signing:


/s/ Joshua N. Solan                San Diego, CA            November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

* As of September 30, 2008, the funds managed by Glacier Bay Capital LLC are in the process of liquidating and do not have any 13F securities to report.

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      0

Form 13F Information Table Value Total:      $0
                                         (thousands)

List of Other Included Managers: NONE

SK 25482 0001 935136